Investment in Unconsolidated Entity - Addtional Information (Detail) (Cherry Creek [Member], Predecessor [Member], USD $)	0 Months Ended	12 Months Ended
	Jul. 30, 2011	Dec. 31, 2013	Dec. 31, 2012
Investment In Unconsolidated Affiliates [Line Items]
Ownership interest	42.30%
Security for loan		$ 36,000,000	$ 12,575,167
Loan Maturity Date		Aug. 01, 2013	Jul. 22, 2014
Notional amount			9,000,000
Estimated fair value,Interest swap			116,135
Swap termination, Period			Dec. 31, 2013
Interest Rate Swap [Member]
Investment In Unconsolidated Affiliates [Line Items]
Notional amount		$ 36,000,000